REVENUE (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 37,809,465	$ 29,055,306	$ 24,792,229
CHINA
Revenues	25,189,442	25,079,876	23,402,957
TAIWAN
Revenues	7,625,820	2,086,833	1,127,529
SINGAPORE
Revenues	3,179,731
Americas [Member]
Revenues	545,583	789,946	204,821
Others [Member]
Revenues	$ 1,268,889	$ 1,098,651	$ 56,922